VESSELS AND EQUIPMENT, NET (Table)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and Equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2017	2,399,549	(184,546)	2,215,003
Additions	44,586	—	44,586
Transfers to held for sale	(16,170)	1,813	(14,357)
Transfer from newbuildings	253,581	—	253,581
Impairment loss	(1,080)	—	(1,080)
Depreciation	—	(45,026)	(45,026)
Balance at June 30, 2018	2,680,466	(227,759)	2,452,707